Acquisitions - Schedule of identified intangible assets acquired (Details) - USD ($) $ in Thousands		1 Months Ended
	Nov. 09, 2020	Sep. 30, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, estimated useful life		5 years
Shares Post, Inc
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 13,090
Shares Post, Inc | Developed technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 10,500
Intangible assets acquired, estimated useful life	4 years
Shares Post, Inc | In-process research and development asset
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 960
Shares Post, Inc | Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 320
Intangible assets acquired, estimated useful life	1 year
Shares Post, Inc | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, amount	$ 1,310
Intangible assets acquired, estimated useful life	4 years